Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2020
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2020	2019
Trade payables	983,545	2,216,147
Social security and other taxes	171,876	107,415
Accrued expenses	1,336,506	1,872,849
Total payables and accruals	2,491,927	4,196,411